Accumulated Other Comprehensive Loss Reclassification Adjustment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Interest expense		$ (31,420)	$ (29,234)		$ (30,330)
Derivatives, reclassification adjustment for amounts recognized in net income, tax		(114)	(132)		(230)
Net prior service benefit amortization, tax		146	308		99
Net actuarial loss amortization recognized during the year, tax		(1,231)	(5,762)		(6,544)
Net actuarial losses recognized due to curtailment, tax		0	(21,069)		0
Investment income		34,501	27,603		37,593
Available for sale securities, reclassification adjustment for amounts recognized in net income, tax		(29)	(19)		$ 0
Total reclassifications for the period		601	(20,702)
Reclassification out of Accumulated Other Comprehensive Income [Member]
Amortization of prior service cost	[1]	(236)	(493)
Recognized net actuarial loss	[1]	(1,996)	(9,130)
Curtailment loss		0	(1,272)	[1]
Settlement loss		0	12,357	[1]
Total reclassifications for the period		(601)	20,702
Interest Rate Hedges
Total reclassifications for the period		213	192
Interest Rate Hedges | Reclassification out of Accumulated Other Comprehensive Income [Member]
Interest expense		(213)	(192)
Derivatives, reclassification adjustment for amounts recognized in net income, tax		(114)	(132)
Pension and Other Post-retirement Benefits
Total reclassifications for the period		(1,760)	(22,266)
Pension and Other Post-retirement Benefits | Reclassification out of Accumulated Other Comprehensive Income [Member]
Net prior service benefit amortization, tax		146	308
Prior service cost occurring during the year, tax		0	(803)
Net actuarial loss amortization recognized during the year, tax		(1,231)	(5,762)
Net actuarial losses recognized due to curtailment, tax		0	(7,799)
Amounts reclassified from AOCI		1,760	22,266
Unrealized Gain on Securities, Net
Total reclassifications for the period		2,148	1,372
Unrealized Gain on Securities, Net | Reclassification out of Accumulated Other Comprehensive Income [Member]
Investment income		(2,148)	(1,372)
Available for sale securities, reclassification adjustment for amounts recognized in net income, tax		$ (29)	$ (19)

[1]	Pension and other post-retirement benefits AOCI components are included in the computation of net periodic benefit cost (refer to note 13 to the consolidated financial statements).